COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Future minimum lease payments under operating leases
2012	$ 422,000,000
2013	332,000,000
2014	234,000,000
2015	181,000,000
2016	151,000,000
Remaining years after 2016	428,000,000
Total	1,748,000,000
Rent expense	482,000,000	587,000,000	733,000,000
Other Commitments
Other Commitments	2,800,000,000
Segment Discontinued Operations
Future minimum lease payments under operating leases
Rent expense	24,000,000	118,000,000	206,000,000
Flight Equipment
Minimum future rental income on noncancelable operating leases of flight equipment that has been delivered
2012	4,091,000,000
2013	3,585,000,000
2014	2,900,000,000
2015	2,180,000,000
2016	1,570,000,000
Remaining years after 2016	1,701,000,000
Total	16,027,000,000
Flight Equipment | Minimum
Minimum future rental income on noncancelable operating leases of flight equipment that has been delivered
Remaining terms of operating leases (in years)	1
Flight Equipment | Maximum
Minimum future rental income on noncancelable operating leases of flight equipment that has been delivered
Remaining terms of operating leases (in years)	14
International Lease Finance Corporation (ILFC) | Flight Equipment
COMMITMENTS
Aggregate estimated total remaining payments	$ 19,000,000,000
International Lease Finance Corporation (ILFC) | New Aircraft
COMMITMENTS
Purchase commitment, number of aircraft purchased	232
International Lease Finance Corporation (ILFC) | Additional Aircraft
COMMITMENTS
Purchase commitment, number of aircraft purchased	26
International Lease Finance Corporation (ILFC) | A320 New Engine Option (neo)
COMMITMENTS
Purchase commitment, number of aircraft purchased	100
Number of additional aircraft the entity has the right to purchase	50
International Lease Finance Corporation (ILFC) | A380 aircraft
COMMITMENTS
Purchase commitment, number of aircraft cancelled	10
International Lease Finance Corporation (ILFC) | 737-800 aircraft from Boeing
COMMITMENTS
Purchase commitment, number of aircraft purchased	33